TRADE PAYABLES AND ACCRUED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Accrued liabilities	$ 2,919	$ 362
Coricancha Mining Complex [Member]
Statement [Line Items]
Accrued liabilities	$ 2,130	$ 0